Cover	Feb. 17, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2021
Entity File Number	001-33225
Entity Registrant Name	Great Lakes Dredge & Dock Corporation
Entity Central Index Key	0001372020
Entity Tax Identification Number	20-5336063
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Parkview Plaza
Entity Address, City or Town	Oakbrook Terrace
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60181
City Area Code	630
Local Phone Number	574-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	GLDD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false